Document and Entity Information	Jul. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 08, 2025
Entity Registrant Name	SUPERIOR INDUSTRIES INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-06615
Entity Tax Identification Number	95-2594729
Entity Address Address Line 1	26600 Telegraph Road
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Southfield
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48033
City Area Code	248
Local Phone Number	352-7300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Security Exchange Name	NONE
Trading Symbol	SSUP
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K filed by Superior Industries International, Inc., a Delaware corporation (the “Company” or “Superior”), with the Securities and Exchange Commission on July 8, 2025 (the “July 8 Current Report”), in which Superior reported, among other events, the execution of the Merger Agreement, the Voting and Support Agreements, the Subscription Agreement and the RSA (each as defined below, and collectively, the “Transaction Documents”). The July 8 Current Report stated that each Transaction Document would be attached as an exhibit to an amendment to the July 8 Current Report. This Amendment No. 1 is being filed to amend only Item 1.01 and to attach the Transaction Documents previously summarized in Item 1.01 as exhibits hereto.
Entity Central Index Key	0000095552